Quarterly Holdings Report
for
Fidelity® International Discovery K6 Fund
July 31, 2026
IGI-K6-NPRT3-0926
1.9893914.107
Common Stocks - 96.4%
	Shares	Value ($)
AUSTRALIA - 1.5%
Consumer Discretionary - 0.5%
Hotels, Restaurants & Leisure - 0.5%
Aristocrat Leisure Ltd	72,183	3,244,270
Industrials - 0.1%
Aerospace & Defense - 0.1%
DroneShield Ltd (b)(d)(f)	619,442	737,898
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.3%
Elsight Ltd (b)	402,521	1,585,338
Materials - 0.6%
Metals & Mining - 0.6%
Alurion Resources Ltd	150,232	94,283
Brazilian Rare Earths Ltd (b)	267,935	705,835
IperionX Ltd (b)(d)	1,199,329	2,552,264
IperionX Ltd ADR (b)	13,300	275,975
TOTAL MATERIALS		3,628,357
TOTAL AUSTRALIA		9,195,863
BELGIUM - 0.9%
Health Care - 0.9%
Pharmaceuticals - 0.9%
UCB SA	20,209	5,194,463
BRAZIL - 0.4%
Financials - 0.4%
Banks - 0.4%
NU Holdings Ltd/Cayman Islands Class A (b)	156,489	2,242,487
CANADA - 1.8%
Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Cameco Corp	19,615	1,692,779
Canadian Natural Resources Ltd	126,248	6,014,083
TOTAL ENERGY		7,706,862
Financials - 0.3%
Insurance - 0.3%
Definity Financial Corp	32,404	1,849,907
Information Technology - 0.2%
IT Services - 0.2%
Shopify Inc Class A (b)	12,130	1,420,625
Software - 0.0%
Constellation Software Inc/Canada warrants 3/31/2040 (a)(b)	4,032	0
TOTAL INFORMATION TECHNOLOGY		1,420,625
TOTAL CANADA		10,977,394
CHINA - 4.5%
Communication Services - 1.2%
Interactive Media & Services - 1.2%
Tencent Holdings Ltd	121,830	7,444,177
Industrials - 1.1%
Electrical Equipment - 0.6%
Contemporary Amperex Technology Co Ltd A Shares (China)	49,744	2,914,608
Ningbo Deye Technology Corp A Shares (China)	50,184	608,426
		3,523,034
Machinery - 0.5%
Airtac International Group	69,326	2,809,049
TOTAL INDUSTRIALS		6,332,083
Information Technology - 1.7%
Semiconductors & Semiconductor Equipment - 1.7%
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	87,002	4,424,167
Montage Technology Co Ltd A Shares (China)	182,068	5,515,661
TOTAL INFORMATION TECHNOLOGY		9,939,828
Materials - 0.5%
Metals & Mining - 0.5%
Zijin Mining Group Co Ltd H Shares	700,924	2,970,865
TOTAL CHINA		26,686,953
DENMARK - 1.1%
Industrials - 1.1%
Air Freight & Logistics - 1.1%
DSV A/S	30,862	6,669,927
FINLAND - 0.5%
Information Technology - 0.5%
Communications Equipment - 0.5%
Nokia Oyj ADR	326,186	2,981,340
FRANCE - 3.4%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Orange SA	99,273	1,896,878
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Gaztransport Et Technigaz SA	9,283	2,094,908
Financials - 0.6%
Insurance - 0.6%
AXA SA	72,121	3,738,005
Industrials - 2.1%
Aerospace & Defense - 2.1%
Dassault Aviation SA	6,968	2,396,081
Safran SA	25,479	10,012,773
TOTAL INDUSTRIALS		12,408,854
TOTAL FRANCE		20,138,645
GERMANY - 4.8%
Industrials - 3.7%
Aerospace & Defense - 0.4%
Rheinmetall AG	2,017	2,666,371
Electrical Equipment - 1.2%
Siemens Energy AG	40,294	6,883,950
Industrial Conglomerates - 2.1%
Siemens AG	37,834	12,396,181
TOTAL INDUSTRIALS		21,946,502
Information Technology - 0.6%
Software - 0.6%
SAP SE	19,924	3,651,973
Materials - 0.5%
Construction Materials - 0.5%
Heidelberg Materials AG	14,899	2,773,673
TOTAL GERMANY		28,372,148
GREECE - 0.4%
Financials - 0.4%
Banks - 0.4%
Alpha Bank SA	479,844	2,360,515
HONG KONG - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Zijin Gold International Co Ltd	47,818	720,709
HUNGARY - 0.6%
Financials - 0.6%
Banks - 0.6%
OTP Bank Nyrt	25,129	3,718,587
IRELAND - 2.3%
Consumer Discretionary - 0.5%
Household Durables - 0.5%
Cairn Homes PLC	1,154,108	3,243,111
Financials - 1.4%
Banks - 1.4%
AIB Group PLC	688,254	8,138,984
Industrials - 0.4%
Building Products - 0.4%
Kingspan Group PLC	27,405	2,536,067
TOTAL IRELAND		13,918,162
ISRAEL - 0.7%
Health Care - 0.7%
Pharmaceuticals - 0.7%
Teva Pharmaceutical Industries Ltd ADR (b)	111,075	3,888,736
ITALY - 2.9%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Lottomatica Group Spa	39,300	1,064,085
Financials - 2.5%
Banks - 2.5%
Intesa Sanpaolo SpA	827,872	6,258,143
UniCredit SpA	90,798	8,563,330
TOTAL FINANCIALS		14,821,473
Industrials - 0.3%
Electrical Equipment - 0.3%
Prysmian SpA	12,252	1,690,694
TOTAL ITALY		17,576,252
JAPAN - 20.3%
Consumer Discretionary - 3.1%
Automobile Components - 0.2%
Sumitomo Electric Industries Ltd	83,164	1,100,684
Broadline Retail - 0.4%
Pan Pacific International Holdings Corp	435,981	2,442,550
Hotels, Restaurants & Leisure - 0.0%
Metaplanet Inc (b)(d)	156,147	227,387
Household Durables - 1.4%
Panasonic Holdings Corp	320,394	8,472,008
Specialty Retail - 1.1%
Fast Retailing Co Ltd	12,855	6,294,698
TOTAL CONSUMER DISCRETIONARY		18,537,327
Consumer Staples - 0.7%
Food Products - 0.7%
Ajinomoto Co Inc	76,385	2,355,590
Kotobuki Spirits Co Ltd	107,069	1,707,042
TOTAL CONSUMER STAPLES		4,062,632
Financials - 5.6%
Banks - 5.1%
Hachijuni Nagano Bank Ltd	105,791	1,643,784
Mitsubishi UFJ Financial Group Inc	676,824	15,117,878
Sumitomo Mitsui Financial Group Inc	322,025	13,837,072
		30,598,734
Insurance - 0.5%
Tokio Marine Holdings Inc	56,724	2,891,019
TOTAL FINANCIALS		33,489,753
Health Care - 0.4%
Pharmaceuticals - 0.4%
Chugai Pharmaceutical Co Ltd	5,000	216,957
Takeda Pharmaceutical Co Ltd	80,152	2,752,070
TOTAL HEALTH CARE		2,969,027
Industrials - 7.0%
Electrical Equipment - 0.2%
Furukawa Electric Co Ltd	48,080	917,459
Industrial Conglomerates - 0.6%
Hitachi Ltd	105,214	3,447,921
Machinery - 2.8%
IHI Corp	236,620	4,137,290
Japan Steel Works Ltd/The	24,179	1,120,280
Kawasaki Heavy Industries Ltd	296,656	5,068,267
Mitsubishi Heavy Industries Ltd	261,020	6,098,038
		16,423,875
Professional Services - 0.1%
Visional Inc (b)	15,963	879,568
Trading Companies & Distributors - 3.3%
ITOCHU Corp	854,551	10,724,284
Marubeni Corp	208,328	6,733,304
Toyota Tsusho Corp	55,754	2,314,089
		19,771,677
TOTAL INDUSTRIALS		41,440,500
Information Technology - 3.5%
Semiconductors & Semiconductor Equipment - 3.5%
Advantest Corp	40,888	8,078,731
Disco Corp	6,644	2,374,794
Kioxia Holdings Corp (b)	2,419	674,263
Lasertec Corp	16,328	3,751,069
Renesas Electronics Corp	139,500	2,796,104
Rohm Co Ltd	45,916	1,217,534
Tokyo Seimitsu Co Ltd	17,857	1,859,420
TOTAL INFORMATION TECHNOLOGY		20,751,915
TOTAL JAPAN		121,251,154
KOREA (SOUTH) - 0.2%
Communication Services - 0.2%
Interactive Media & Services - 0.2%
Webtoon Entertainment Inc (b)	128,745	1,174,154
NETHERLANDS - 6.6%
Financials - 1.6%
Banks - 1.6%
ING Groep NV (d)	279,367	9,817,392
Health Care - 0.6%
Biotechnology - 0.6%
Argenx SE (b)	4,018	3,441,406
Information Technology - 4.4%
Semiconductors & Semiconductor Equipment - 4.4%
ASML Holding NV	14,913	24,575,811
BE Semiconductor Industries NV	6,259	1,430,882
TOTAL INFORMATION TECHNOLOGY		26,006,693
TOTAL NETHERLANDS		39,265,491
NORWAY - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
General Oceans AS	288,010	662,476
POLAND - 0.9%
Financials - 0.5%
Banks - 0.5%
Powszechna Kasa Oszczednosci Bank Polski SA	98,085	2,938,625
Industrials - 0.4%
Professional Services - 0.4%
Benefit Systems SA (b)	1,777	2,568,709
TOTAL POLAND		5,507,334
PORTUGAL - 1.5%
Financials - 1.5%
Banks - 1.5%
Banco Comercial Portugues SA	7,078,899	8,693,630
SINGAPORE - 1.4%
Financials - 1.4%
Banks - 1.4%
DBS Group Holdings Ltd	145,141	8,374,163
SPAIN - 5.5%
Financials - 5.1%
Banks - 5.1%
Banco Santander SA	1,306,648	18,583,506
CaixaBank SA	799,054	11,607,336
TOTAL FINANCIALS		30,190,842
Industrials - 0.4%
Construction & Engineering - 0.4%
ACS Actividades de Construccion y Servicios SA	19,720	2,508,235
TOTAL SPAIN		32,699,077
SWEDEN - 4.8%
Financials - 2.7%
Financial Services - 2.7%
Investor AB B Shares	366,982	15,839,786
Health Care - 0.6%
Biotechnology - 0.6%
Swedish Orphan Biovitrum AB B Shares (b)	72,578	3,586,903
Industrials - 0.7%
Machinery - 0.7%
Indutrade AB	155,859	3,908,669
Information Technology - 0.8%
Electronic Equipment, Instruments & Components - 0.8%
Lagercrantz Group AB B Shares	210,648	4,955,278
Software - 0.0%
Kry International Ab (a)(b)(c)	3,324	29,553
TOTAL INFORMATION TECHNOLOGY		4,984,831
TOTAL SWEDEN		28,320,189
SWITZERLAND - 1.2%
Financials - 0.8%
Capital Markets - 0.8%
UBS Group AG	91,876	4,835,579
Industrials - 0.1%
Electrical Equipment - 0.1%
Huber + Suhner AG	4,100	960,529
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Cxmt Corp ELS (Ubs Ag Londn Branch Warrant Program) warrants 7/20/2028 (b)(e)	202,100	1,601,051
TOTAL SWITZERLAND		7,397,159
TAIWAN - 6.0%
Industrials - 0.8%
Electrical Equipment - 0.8%
Bizlink Holding Inc	74,836	4,766,961
Information Technology - 5.2%
Semiconductors & Semiconductor Equipment - 5.2%
MediaTek Inc	32,215	3,433,384
Taiwan Semiconductor Manufacturing Co Ltd	372,147	27,538,737
TOTAL INFORMATION TECHNOLOGY		30,972,121
TOTAL TAIWAN		35,739,082
UNITED KINGDOM - 17.6%
Communication Services - 4.8%
Diversified Telecommunication Services - 4.8%
Zegona Communications plc	1,450,904	28,588,765
Consumer Discretionary - 1.3%
Hotels, Restaurants & Leisure - 0.0%
Compass Group PLC	455	14,428
Leisure Products - 1.3%
Games Workshop Group PLC	29,492	7,599,788
TOTAL CONSUMER DISCRETIONARY		7,614,216
Consumer Staples - 2.2%
Tobacco - 2.2%
British American Tobacco PLC	216,804	13,151,535
Financials - 3.2%
Banks - 1.5%
Lloyds Banking Group PLC	6,127	9,470
NatWest Group PLC	888,697	8,382,751
Starling Bank Ltd (a)(b)(c)	137,500	448,464
		8,840,685
Financial Services - 0.5%
Revolut Group Holdings Ltd (a)(b)(c)	1,409	2,707,773
Insurance - 1.2%
Admiral Group PLC	62,209	3,162,527
Aviva PLC	439,655	4,114,821
		7,277,348
TOTAL FINANCIALS		18,825,806
Health Care - 1.3%
Pharmaceuticals - 1.3%
Astrazeneca PLC	44,563	7,586,752
Industrials - 3.9%
Aerospace & Defense - 2.9%
BAE Systems PLC	159,111	4,504,326
Rolls-Royce Holdings PLC	628,759	12,543,528
		17,047,854
Trading Companies & Distributors - 1.0%
Diploma PLC	64,819	6,394,737
TOTAL INDUSTRIALS		23,442,591
Utilities - 0.9%
Electric Utilities - 0.9%
SSE PLC	172,711	5,456,534
TOTAL UNITED KINGDOM		104,666,199
UNITED STATES - 4.5%
Health Care - 0.5%
Pharmaceuticals - 0.5%
Viatris Inc	161,250	2,831,550
Industrials - 3.2%
Construction & Engineering - 0.7%
Ferrovial NV	68,258	4,466,103
Electrical Equipment - 2.5%
Schneider Electric SE	43,130	14,491,059
TOTAL INDUSTRIALS		18,957,162
Information Technology - 0.1%
Software - 0.1%
Canva Inc Class A (a)(b)(c)	540	747,738
Materials - 0.7%
Construction Materials - 0.7%
CRH PLC	20,456	1,943,524
Holcim AG	22,867	2,076,877
TOTAL MATERIALS		4,020,401
TOTAL UNITED STATES		26,556,851
TOTAL COMMON STOCKS (Cost $378,293,692)		574,949,140

Convertible Preferred Stocks - 0.5%
	Shares	Value ($)
CANADA - 0.2%
Information Technology - 0.2%
Software - 0.2%
Valsoft Corp Series A-1.2 (a)(b)(c)	64	539,694
Valsoft Corp Series A-1.3 (a)(b)(c)	23	193,952
Valsoft Corp Series A-1.4 (a)(b)(c)	29	244,548

TOTAL CANADA		978,194
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Bytedance Ltd Series E1 (a)(b)(c)	1,533	506,611
Health Care - 0.0%
Health Care Providers & Services - 0.0%
dMed Biopharmaceutical Co Ltd Series C (a)(b)(c)	7,322	53,816
TOTAL CHINA		560,427
ESTONIA - 0.1%
Information Technology - 0.1%
Software - 0.1%
Bolt Technology OU Series E (a)(b)(c)	3,347	676,316
INDIA - 0.1%
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
Valuedrive Technologies Pvt Ltd Series A (a)(c)	79	120,822
Valuedrive Technologies Pvt Ltd Series B (a)(c)	159	243,173
Valuedrive Technologies Pvt Ltd Series C (a)(c)	1	1,529
Valuedrive Technologies Pvt Ltd Series C1 (a)(c)	1	1,529
Valuedrive Technologies Pvt Ltd Series G (a)(c)	1,019,800	433,194
Valuedrive Technologies Pvt Ltd Series S2 (a)(c)	39	59,646

TOTAL INDIA		859,893
UNITED STATES - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Inc Series A (a)(b)(c)	85	117,700
Canva Inc Series A2 (a)(b)(c)	15	20,770

TOTAL UNITED STATES		138,470
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $3,397,140)		3,213,300

Money Market Funds - 2.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	3.69	14,622,970	14,625,894
Fidelity Securities Lending Cash Central Fund (g)(h)	3.72	676,867	676,935
TOTAL MONEY MARKET FUNDS (Cost $15,302,446)			15,302,829

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $396,993,278)	593,465,269
NET OTHER ASSETS (LIABILITIES) - 0.5%	2,724,152
NET ASSETS - 100.0%	596,189,421

Legend

(a)	Level 3 security.
(b)	Non-income producing.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,146,828 or 1.2% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,601,051 or 0.3% of net assets.

(f)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $737,898 or 0.1% of net assets.

(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $9,186,761.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Bolt Technology OU Series E	1/3/2022	869,539

Bytedance Ltd Series E1	11/18/2020	167,978

Canva Inc Class A	3/18/2024 - 11/12/2025	657,124

Canva Inc Series A	9/22/2023	90,666

Canva Inc Series A2	9/22/2023	15,999

dMed Biopharmaceutical Co Ltd Series C	12/1/2020	103,995

Kry International Ab	5/14/2021 - 10/30/2024	219,661

Revolut Group Holdings Ltd	12/27/2024	1,225,512

Starling Bank Ltd	6/18/2021 - 4/5/2022	286,270

Valsoft Corp Series A-1.2	3/14/2025	749,677

Valsoft Corp Series A-1.3	3/17/2025	228,318

Valsoft Corp Series A-1.4	3/17/2025	381,683

Valuedrive Technologies Pvt Ltd Series A	2/12/2026	104,423

Valuedrive Technologies Pvt Ltd Series B	2/12/2026	210,168

Valuedrive Technologies Pvt Ltd Series C	2/12/2026	1,201

Valuedrive Technologies Pvt Ltd Series C1	2/12/2026	1,201

Valuedrive Technologies Pvt Ltd Series G	2/12/2026	425,438

Valuedrive Technologies Pvt Ltd Series S2	2/12/2026	46,854

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	24,097,363	184,370,875	193,841,543	454,242	(1,184)	383	14,625,894	14,622,970
Fidelity Securities Lending Cash Central Fund	1,559,664	42,521,664	43,404,313	49,752	(80)	-	676,935	676,867
	25,657,027	226,892,539	237,245,856	503,994	(1,264)	383	15,302,829

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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